Note 16 - Amounts Recognized in Consolidated Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Amounts Recognized In Consolidated Statement Of Financial Position [Line Items]
Pension and other postretirement liabilities	$ (619)	$ (657)
UNITED STATES
Amounts Recognized In Consolidated Statement Of Financial Position [Line Items]
Pension and other postretirement liabilities	(306)	(278)
Net amount recognized	(306)	(278)
Non-U.S. [Member]
Amounts Recognized In Consolidated Statement Of Financial Position [Line Items]
Other long-term assets	39	29
Pension and other postretirement liabilities	(111)	(152)
Net amount recognized	$ (72)	$ (123)